As filed with the U.S. Securities and Exchange Commission on March 7, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

 (a)

Semi-Annual Report

December 31, 2023

Carbon Strategy ETF

Ticker: KARB

Carbon Strategy ETF

Carbon Strategy ETF

Letter to Shareholders
December 31, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Carbon Strategy ETF (“KARB” or the “Fund”). The information presented in this report relates to the operations of KARB from July 1, 2023 through December 31, 2023 (the “current fiscal period”).

The Carbon Strategy ETF seeks capital appreciation by gaining exposure to the global carbon credit market. The Fund invests in carbon credit futures contracts, which are commodity futures contracts linked to the value of emission allowances (“Carbon Futures”). The Fund also may invest in (i) Exchange Traded Funds (“ETFs”) that provide exposure to government or investment grade corporate fixed income securities with maturities up to 12 months; (ii) money market funds; and (iii) cash and cash equivalents (“Collateral Instruments”). The Collateral Instruments are intended to provide liquidity and to serve as collateral for the Carbon Futures.

During the current fiscal period, the Fund traded in line with both its peers and with the compliance carbon markets generally. The Fund continued to offer exposure to the three most dynamic & liquid compliance markets (European Union’s EU Emissions Trading System (EU ETS), The Regional Greenhouse Gas Initiative (RGGI), & the California Air Resources CARB program). While the RGGI and California CARB futures increased in value substantially during the period, EUA futures declined in price. The larger weight assigned to EUA by the Fund accounts for the overall negative performance.

A distribution was made to shareholders in December 2023 in the form of a dividend. The payment date was December 29th, 2023.

For the current fiscal period, the Fund’s market price decreased -2.76% and the net asset value (“NAV”) decreased -2.09%. Meanwhile, the S&P 500® Index, a broad market index, increased 8.04%.

The Fund commenced operations on September 8, 2022, and has 20,000 shares outstanding as of December 31, 2023.

We appreciate your investment in the Carbon Strategy ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed,may be worth more or less than their original cost. For the most recent month-end performance, please call (800) 617-0004. You cannot invest directly in an index.

Carbon Strategy ETF

Letter to Shareholders
December 31, 2023 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

FUND RISKS: The investments held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. Cap and Trade Risk: There is no assurance that cap and trade programs will continue to exist. Cap and trade may not prove to be an effective method of reducing greenhouse gas emissions. As a result, or due to other factors, cap and trade programs may be terminated or may not be renewed upon their expiration. Investment Capacity Risk: If the Fund’s ability to obtain exposure to carbon credit futures contracts, which are commodity futures contracts linked to the value of emission allowances (“Carbon Futures”), consistent with its investment objective is disrupted for any reason including, limited liquidity in the Carbon Futures market, a disruption to the Carbon Futures, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the official close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Consolidated Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Carbon Strategy ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Carbon Strategy ETF

Consolidated Portfolio Allocation*
As of December 31, 2023 (Unaudited)

Security Type	Percentage of Net Assets
Short-Term Investments	84.0%
Other Assets in Excess of Liabilities	16.0
Total	100.0%

*	Portfolio allocation chart does not reflect derivative exposure.

Carbon Strategy ETF

Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 84.0%
545,859	First American Government Obligations Fund - Class X, 5.29% (a)(b)	$545,859
	TOTAL SHORT-TERM INVESTMENTS (Cost $545,859)	545,859
	TOTAL INVESTMENTS (Cost $545,859) — 84.0%	545,859
	Other Assets in Excess of Liabilities — 16.0%	103,773
	NET ASSETS — 100.0%	$649,632

Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2023 (Unaudited)

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation/ (Depreciation)
3	California Carbon Allowance Vintage 2024 Future (a)	December 2024	$126,960	$3,547
3	Euro FX Currency Future (a)	March 2024	415,313	4,455
5	European Union Allowance Carbon Emission Future (a)	December 2024	443,906	(9,700)
5	Regional Greenhouse Gas Initiative Vintage Future (a)	December 2024	81,300	2,683
				$985

(a)	Exchange-Traded.

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

Consolidated Statement of Assets and Liabilities
December 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost $545,859)	$545,859
Deposits at broker for futures	151,401
Unrealized appreciation on open futures contracts	10,685
Interest receivable	2,513
Total assets	710,458

LIABILITIES
Foreign currency due to broker, at value (Cost $42,639)	43,375
Payable for securities purchased	7,325
Unrealized depreciation on open futures contracts	9,700
Management fees payable, net of waiver	426
Total liabilities	60,826

NET ASSETS	$649,632

Net Assets Consist of:
Paid-in capital	$677,216
Total distributable earnings (accumulated deficit)	(27,584)
Net assets	$649,632

Net Asset Value:
Net assets	$649,632
Shares outstanding*	20,000
Net asset value, offering and redemption price per share	$32.48

*	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

Consolidated Statement of Operations
For the Six-Months Ended December 31, 2023 (Unaudited)

INCOME
Interest	$15,762
Total investment income	15,762

EXPENSES
Management fees	3,341
Broker interest expense	2,694
Total expenses	6,035
Less: fees waived (Note 4)	(626)
Net expenses	5,409

Net investment income (loss)	10,353

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Futures	4,406
Foreign currency	(774)
Change in unrealized appreciation (depreciation) on:
Futures	(28,893)
Foreign currency	(688)
Net realized and unrealized gain (loss) on investments	(25,949)
Net increase (decrease) in net assets resulting from operations	$(15,596)

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

Consolidated Statements of Changes in Net Assets

	Six-Months Ended December 31, 2023 (Unaudited)	Period Ended June 30, 2023(1)
OPERATIONS
Net investment income (loss)	$10,353	$8,778
Net realized gain (loss) on futures and foreign currency	3,632	26,117
Change in unrealized appreciation (depreciation) on futures and foreign currency	(29,581)	29,830
Net increase (decrease) in net assets resulting from operations	(15,596)	64,725

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(75,188)	(1,525)
Total distributions to shareholders	(75,188)	(1,525)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	677,216
Net increase (decrease) in net assets derived from capital share transactions (a)	—	677,216
Net increase (decrease) in net assets	$(90,784)	$740,416

NET ASSETS
Beginning of period	$740,416	$—
End of period	$649,632	$740,416

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	20,000
Net increase (decrease)	—	20,000

(1)	The Fund commenced operations on September 8, 2022. The information presented is for the period from September 8, 2022 to June 30, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

Consolidated Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended December 31, 2023 (Unaudited)		Period Ended June 30, 2023(1)
Net asset value, beginning of period	$37.02		$30.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52		0.64
Net realized and unrealized gain (loss) on investments (9)	(1.30)		6.53
Total from investment operations	(0.78)		7.17

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3.76)		(0.15)
Total distributions to shareholders	(3.76)		(0.15)

Net asset value, end of period	$32.48		$37.02

Total return	-2.09	%(3)	23.95	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$650		$740

RATIOS TO AVERAGE NET ASSETS:
Expenses after fees waived (4)	1.49	%(5)(6)	1.21	%(5)(7)
Expenses before fees waived (4)	1.67	%(5)(6)	1.42	%(5)(7)
Net investment income (loss) after fees waived (4)	2.86	%(5)(6)	2.27	%(5)(7)
Net investment income (loss) before fees waived (4)	2.69	%(5)(6)	2.06	%(5)(7)
Portfolio turnover rate (8)	0	%(3)	0	%(3)

(1)	The Fund commenced operations on September 8, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)

The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. See Note 4 in Notes to Consolidated Financial Statements.

(5)	Annualized.
(6)	Includes broker interest expense of 0.74%.
(7)	Includes broker interest expense of 0.46%.
(8)	Excludes the impact of in-kind transactions.
(9)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these consolidated financial statements.

Carbon Strategy ETF

Notes to Consolidated Financial Statements

December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Carbon Strategy ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation.

The Fund commenced operations on September 8, 2022. The end of the reporting period for the Fund is December 31, 2023, and the period covered by these Notes to Consolidated Financial Statements is the period from July 1, 2023 through December 31, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$545,859	$—	$—	$545,859
Total Investments in Securities	$545,859	$—	$—	$545,859

^	See Consolidated Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$10,685	$—	$—	$10,685
Liabilities
Futures Contracts	$9,700	$—	$—	$9,700

(a)

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Consolidation of Subsidiary. The Fund obtains commodities exposure primarily through investments in commodity futures contracts via a wholly owned subsidiary of the Fund, Carbon Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is designed to enhance the ability of the Fund to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Fund is the sole shareholder of the Subsidiary, which will not be sold or offered to other investors. The Subsidiary is overseen by its own board of directors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will generally be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the current fiscal period, the net assets of the Subsidiary were $189,632, which represented 29.19% of the Fund’s net assets.

D.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Consolidated Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

E.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the fiscal period ended June 30, 2023, there were no permanent differences.

K.

Subsequent Events. In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. On January 2, 2024, the Adviser completed transactions with the Subsidiary to reduce the Fund’s investment in the Subsidiary to less than 25% of its net assets to comply with the Code. There were other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. The Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund on an as needed basis. The Fund records an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Schedules of Open Futures Contracts.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Fund’s ability to hedge or manage risks effectively. Cash collateral held by the Fund is presented on the Consolidated Statement of Assets and Liabilities under segregated cash at broker for futures, if any.

For financial statement purposes, cash and foreign currency held at the broker for futures is included in the Consolidated Statement of Assets and Liabilities as deposits at broker for futures and foreign currency deposits at broker for futures. Broker interest paid by the Fund, if any, is included as broker interest expense in the Consolidated Statement of Operations.

The effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period was as follows:

	Asset Derivatives
Derivatives Not Accounted For as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value
Foreign Currency Contracts – Futures	Unrealized appreciation on open futures contracts	$4,455
Commodity Contracts – Futures	Unrealized appreciation on open futures contracts	6,230
Commodity Contracts – Futures	Unrealized depreciation on open futures contracts	(9,700)

The effect of derivative instruments on the Consolidated Statement of Operations for the current fiscal period was as follows:

Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Currency Contracts – Futures	$2,730	$(26,939)
Commodity Contracts – Futures	1,676	(1,954)

The average monthly notional amount of long futures during the current fiscal period was $1,170,244.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

Offsetting of Financial Assets and Derivatives Assets:

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of the end of the current fiscal period.

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Assets
StoneX, Financial, Inc.
Futures Contracts	$10,685	$—	$10,685	$9,700	$985	$—
	$10,685	$—	$10,685	$9,700	$985	$—
Liabilities
StoneX, Financial, Inc.
Futures Contracts	$9,700	$—	$9,700	$9,700	$—	$—
	$9,700	$—	$9,700	$9,700	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.75% based on the Fund’s average daily net assets. For services provided to the Subsidiary, the Subsidiary pays the Adviser a unified management fee, calculated daily, at an annual rate of 0.75% based on the Subsidiary’s average daily net assets. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

The Adviser has entered into an agreement with Carbon Fund Advisors Inc. (the “Sponsor”), pursuant to which the Sponsor agreed to (i) assist with the development of and provide other support to the Fund and (ii) assume the obligation of the Adviser to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee for its services under the arrangement. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, there were no purchases or sales of securities by the Fund, excluding short-term securities and in-kind transactions.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations or redemptions.

NOTE 6 – INCOME TAX INFORMATION

The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2023, were as follows:

Tax cost of investments	$603,290
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(48)
Net tax unrealized appreciation (depreciation)	(48)
Undistributed ordinary income	63,248
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$63,200

There are no differences between the cost basis for consolidated financial statements and federal income tax purposes.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2023 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2023, the Fund had no short-term or long-term capital loss carryforward.

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2023 is $1,525 of ordinary income.

Carbon Strategy ETF

NOTES TO Consolidated FINANCIAL STATEMENTS
December 31, 2023 (Unaudited) (Continued)

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Carbon Strategy ETF

Expense Example

For the Six-Months Ended December 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Carbon Strategy ETF

Expense Example

For the Six-Months Ended December 31, 2023 (Unaudited) (Continued)

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$979.10	$7.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.56

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 1.49%, multiplied by the average account value during the six-month period, multiplied by 184/366 to reflect the one-half year period.

Carbon Strategy ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Carbon Strategy ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended June 30, 2023, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2023 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://www.karbetf.com/. The Fund’s portfolio holdings are posted on its website at https://www.karbetf.com/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.karbetf.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Carbon Strategy ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.karbetf.com/.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.karbetf.com/.

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, Oklahoma 73120

Distributor

Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Carbon Strategy ETF

Symbol – KARB
CUSIP – 26922B691

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/05/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/05/2024

*	Print the name and title of each signing officer under his or her signature.